Note 20 - Financial Instruments (Details Textual) $ in Thousands	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Derivative Assets (Liabilities), at Fair Value, Net, Total	$ (11,736)	$ (7,093)
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	363	$ 460
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Number of Vessels		5
Fair Value of Vessels at Reporting Period		$ 30,500
Unsecured Debt [Member] | The Bond [Member]
Long-term Debt, Fair Value	$ 121,140